Note 14 - Profit (Loss) Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jun. 30, 2020		Jun. 30, 2019
Statement Line Items [Line Items]
Profit (loss) from continuing operations available to shareholders	$ 82,098		$ (269,971)
Dividend to preferred shareholders, net of tax	3,319		2,450
Earnings (loss) from continuing operations available to shareholders, net of tax	$ 78,779		$ (272,421)
Basic weighted average shares outstanding (in shares)	151,622,538		149,846,539
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ 0.52		$ (1.82)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ 0.50		$ (1.85)
Profit (loss) from continuing operations available to shareholders	$ 78,779		$ (272,421)
Increase (decrease) through conversion of convertible instruments, equity	4,541
Adjusted earnings (loss) from continuing operations available to shareholders	$ 83,320		$ (272,421)
Restricted share and performance bonus grants (in shares)	2,222,576	[1]	3,123,247
Deferred share grants (in shares)	203,185	[1]	184,546
Convertible debentures (in shares)	39,574,831	[1]	30,662,288
Shares outstanding on a diluted basis (in shares)	193,623,130		183,816,620
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	$ 0.43		$ (1.82)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ 0.41		$ (1.85)

[1]	The assumed conversion into shares results in an anti-dilutive position; therefore, these items have not been included in the computation of diluted earnings (loss) per share. The potentially dilutive instruments are the convertible features on the 6.5% convertible bonds, 6.75% $160M convertible debentures and 6.75% $100M convertible debentures as well as the stock options and share grants.